RELATED PARTY TRANSACTIONS (Details) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Related Party Transaction [Line Items]
Share-based compensation arrangement shares authorized and issued (in shares)	400,000
Individuals in management and Board members participating in incentive plan	23
Chairman and CEO [Member]
Related Party Transaction [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)	2.00%
Related Party Transaction, Previous amount of management fee before increase in the period	$ 350,000
New amount of management fee due to increase in the period	500,000
Total costs for services recognized under the Management Agreement	5,000,000	5,000,000
Non-cash share-based compensation expense recognized	0	2,800,000
Accounts payable	500,000	700,000
Ownership of company by Manager and Owners (in hundredths)	2.15%
Management Agreement remaining term (in years)	10Y
Continuous length of the Management Agreement unless terminated (in years)	10Y
Director [Member]
Related Party Transaction [Line Items]
Accounts payable	0	0
Expenses from Transactions with Related Party	66,647	46,413
Investor Relationship Manager [Member]
Related Party Transaction [Line Items]
Accounts payable	8,944	15,593
Expenses from Transactions with Related Party	$ 54,015	$ 39,864